OBLIGATIONS UNDER CAPITAL LEASES (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Capital Lease Obligations [Member]	Dec. 31, 2012 Medical Equipment [Member] Capital Lease Obligations [Member] USD ($)	Dec. 31, 2012 Medical Equipment [Member] Capital Lease Obligations [Member] CNY	Dec. 31, 2011 Medical Equipment [Member] Capital Lease Obligations [Member] CNY
Capital Leased Assets [Line Items]
Property and equipment pledged as collateral	$ 32,956	205,321	171,333		$ 1,983	12,356	13,699
Stated interest rate				9.96%
Repayment date				Aug. 31, 2013
Future minimum lease payments, together with the present value of the net minimum lease payments under capital leases:
2013	419	2,611
Total capital lease payments	419	2,611
Less: imputed interest	(15)	(94)
Present value of net minimum lease payment	404	2,517
Less: current portion	(340)	(2,117)	(3,582)
Non-current portion	64	400	2,289
Original cost of equipment	2,749	17,124	17,124
Accumulated depreciation	$ 765	4,768	3,425